Taxation (Details) - Schedule of Per Share Effect of the Tax Holidays (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Per Share Effect of the Tax Holidays [Abstract]
Per share effect – diluted	$ 0.00	$ 0.00	$ (0.01)